CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Operations
Total Revenues	$ 665,365	$ 83,185	$ 731,486	$ 295,076	$ 552,579	$ 817,724
Cost of Goods Sold	659,570	73,448	727,575	270,374	451,713	690,953
Total	5,795	9,737	3,911	24,702	100,866	126,771
Selling, general and administrative expenses	881,642	127,833	1,627,175	535,616	1,072,866	2,364,465
Impairment of goodwill				4,799,965	4,799,965
Loss from Operations	(875,847)	(118,096)	(1,623,264)	(5,310,879)	(5,771,965)	(2,237,694)
Loss from derivatives issued with debt greater than debt carrying value	(643,000)		(1,361,000)
Gain on fair market valuation of derivatives	656,000		656,000
Loss on sale of property and equipment					(1,322)
Interest Expense	(212,279)	(16,364)	(295,232)	(32,331)	(62,203)	(32,801)
Total Other Income (Expense)	(199,279)	(16,364)	(1,000,232)	(32,331)	(63,525)	(32,801)
Loss before Provision for Income taxes	(1,075,126)	(134,460)	(2,623,496)	(5,343,210)	(5,835,490)	(2,270,495)
Provision for Income Taxes	1,650		1,650	878	879	2,117
Net Loss applicable to common shareholders	$ (1,076,776)	$ (134,460)	$ (2,625,146)	$ (5,344,088)	$ (5,836,369)	$ (2,272,612)
Net Loss per Common Share Basic and Diluted	$ (0.01)	$ 0.00	$ (0.03)	$ (0.07)	$ (0.08)	$ (0.12)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	88,002,641	82,024,454	85,699,333	71,447,755	76,890,335	18,711,209